SEGMENT AND GEOGRAPHIC AREA INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
SEGMENT INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE J — SEGMENT INFORMATION

As detailed in Note B above, the Company currently has three reportable segments; (1) Therapeutic DNA Production Services, (2) Digital Asset Treasury, and (3) DNA Tagging and Security Products and Services. Resources are allocated by our CEO, and CFO whom, collectively the Company has determined to be our CODM. As a result of the strategic restructuring during the fiscal year ended September 30, 2025, regarding the closure of its clinical laboratory, effective June 27, 2025, the Company’s MDx Testing Services segment is being reported in discontinued operations.

Information regarding operations by segment for the three-months ended March 31, 2026 is as follows:

	Therapeutic DNA	DNA Tagging and
	Production	Security Products	Digital Asset Treasury	Consolidated
Revenues:
Product revenues	$638,423	$369,480	$—	$1,007,903
Service revenues	—	16,208	—	16,208
Less intersegment revenues	—	—	—	—
Total revenues	$638,423	$385,688	$—	$1,024,111

Gross profit	474,858	351,928	—	$826,786

Segment operating expenses
Selling, general and administrative	$106,894	$71,577	$734,934	$913,405
Realized gain on derivative written call options	(21,573)			(21,573)
Loss from fair value measurement of digital assets	—	—	2,086,347	2,086,347
Loss from fair value measurement of investments	—	—	2,548,799	2,548,799
Research and development	364,667	19,227	—	383,894
Total segment operating expenses	$449,988	$90,804	$5,370,080	$5,910,872
Income (loss) from segment operations (a)	$24,870	$261,124	$(5,370,080)	$(5,084,086)

Information regarding operations by segment for the three-months ended March 31, 2025 is as follows:

	Therapeutic DNA	DNA Tagging and	MDx Testing
	Production	Security Products	Services and Kits	Consolidated
Revenues:
Product revenues	$419,412	$129,226	$—	$548,638
Service revenues	47,797	166,387	—	214,184
Clinical laboratory service revenues	—	—	221,272	221,272
Less intersegment revenues	—	—	(720)	(720)
Total revenues	$467,209	$295,613	$220,552	$983,374

Gross profit	290,735	132,395	(52,283)	370,847
Segment operating expenses
Selling, general and administrative	$1,053,968	$329,904	$298,839	$1,682,711
Research and development	652,473	60,127	73,129	785,729
Total segment operating expenses	$1,706,441	$390,031	$371,968	$2,468,440
Loss from segment operations (a)	$(1,415,706)	$(257,636)	$(424,251)	$(2,097,593)

NOTE J – SEGMENT INFORMATION, continued

Reconciliation of segment loss from operations to consolidated loss before provision for income taxes is as follows for the three months ended:

	March 31,
	2026	2025
Loss from operations of reportable segments (a)	$(5,084,086)	$(2,097,593)
General corporate expenses (b)	(1,666,497)	(1,364,202)
Interest income	3,761	60,340
Unrealized gain on change in fair value of warrants classified as a liability	—	68,430
Other income (expense), net	81,663	(3,095)
Consolidated loss before provision for income taxes	$(6,665,159)	$(3,336,120)
(a)	Segment operating loss consists of net sales, less cost of sales, specifically identifiable research and development, and selling, general and administrative expenses.
(b)	General corporate expenses consist of Selling, general and administrative expenses that are not specifically identifiable to a segment.

Information regarding operations by segment for the six-months ended March 31, 2026 is as follows:

	Therapeutic DNA	DNA Tagging and
	Production	Security Products	Digital Asset Treasury	Consolidated
Revenues:
Product revenues	$1,088,971	$474,025	$—	$1,562,996
Service revenues	1,263	25,246	—	26,509
Clinical laboratory service revenues	—	—	—	—
Less intersegment revenues	—	—	—	—
Total revenues	$1,090,234	$499,271	$—	$1,589,505

Gross profit	783,468	358,675	—	1,142,143
Segment operating expenses
Selling, general and administrative	$624,386	$118,557	$10,591,028	$11,333,971
Realized gain on derivative written call options	—	—	(21,573)	(21,573)
Loss from fair value measurement of digital assets	—	—	3,818,904	3,818,904
Loss from fair value measurement of investments	—	—	6,032,808	6,032,808
Research and development	786,641	44,070	—	830,711
Total segment operating expenses	$1,411,027	$162,627	$20,421,167	21,994,821
(Loss) income from segment operations (a)	$(627,559)	$196,048	$(20,421,167)	$(20,852,678)

NOTE J — SEGMENT INFORMATION continued

Information regarding operations by segment for the six months ended March 31, 2025 is as follows:

	Therapeutic DNA	DNA Tagging and	MDx Testing
	Production	Security Products	Services and Kits	Consolidated
Revenues:
Product revenues	$507,408	$537,077	$—	$1,044,485
Service revenues	107,242	481,386	—	588,628
Clinical laboratory service revenues	—	—	548,438	548,438
Less intersegment revenues			(1,560)	(1,560)
Total revenues	$614,650	$1,018,463	$546,878	$2,179,991

Gross profit	403,233	649,758	1,963	1,054,954

Segment operating expenses
Selling, general and administrative	$1,856,769	$1,038,060	$551,924	$3,446,753
Research and development	1,424,798	197,776	136,766	1,759,340
Total segment operating expenses	$3,281,567	$1,235,836	$688,690	$5,206,093
Loss from segment operations (a)	$(2,878,334)	$(586,078)	$(686,727)	$(4,151,139)

Reconciliation of segment loss from operations to consolidated loss before provision for income taxes is as follows for the six months ended:

	March 31,
	2026	2025
Loss from operations of reportable segments	$(20,852,678)	$(4,151,139)
General corporate expenses (b)	(4,606,186)	(2,274,657)
Interest income	12,904	131,780
Unrealized gain on change in fair value of warrants classified as a liability	370	312,430
Other income (expense), net	174,249	$(23,247)
Consolidated net loss	$(25,271,341)	$(6,004,833)
(a)	Segment operating loss consists of net sales, less cost of sales, specifically identifiable research and development, and selling, general and administrative expenses.
(b)	General corporate expenses consist of Selling, general and administrative expenses that are not specifically identifiable to a segment.

NOTE K – SEGMENT AND GEOGRAPHIC AREA INFORMATION

As detailed in Note C above, the Company currently has two reportable segments. (1) Therapeutic DNA Production Services and (2) DNA Tagging and Security Products and Services. For the fiscal year ended September 30, 2024, the MDx Testing Services segment is also presented. Resources are allocated by our CEO and CFO whom, collectively the Company has determined to be our CODM.

Information regarding operations by segment for the fiscal year ended September 30, 2025 is as follows:

	Therapeutic DNA	DNA Tagging and
	Production	Security Products	Consolidated
Revenues:
Product revenues	$828,806	$595,341	$1,424,147
Service revenues	159,312	553,476	712,788
Total revenues	$988,118	$1,148,817	$2,136,935

Gross profit	$336,666	$502,241	$838,907
Segment operating expenses
Selling, general and administrative	$4,203,069	$1,273,113	$5,476,182
Research and development	5,436,239	140,267	5,576,506
Total segment operating expenses	$9,639,308	$1,413,380	$11,052,688
(Loss) income from segment operations (a)	$(9,302,642)	$(911,139)	$(10,213,781)

Depreciation expense for the fiscal year ended September 30, 2025 was $344,008 for the Therapeutic DNA Production and Services segment and $40,157 for the DNA Tagging and Security Products and Services segment.

Information regarding operations by segment for the fiscal year ended September 30, 2024 is as follows:

	Therapeutic DNA	MDx Testing	DNA Tagging and
	Production	Services and Kits	Security Products	Consolidated
Revenues:
Product revenues	$560,000	$—	$514,813	$1,074,813
Service revenues	335,354	—	703,323	1,038,677
Clinical laboratory service revenues	—	1,330,849	—	1,330,849
Less intersegment revenues	—	(12,920)	—	(12,920)
Total revenues	$895,354	$1,317,929	$1,218,136	$3,431,419

Gross profit	$678,167	$(49,831)	$388,543	$1,016,879
Segment operating expenses
Selling, general and administrative	$3,065,288	$1,127,462	$2,245,935	$6,438,685
Research and development	2,402,151	311,927	694,585	3,408,663
Total segment operating expenses	$5,467,439	$1,439,389	$2,940,520	$9,847,350
(Loss) income from segment operations (a)	$(4,789,272)	$(1,489,220)	$(2,551,977)	$(8,830,469)

Depreciation expense for the fiscal year ended September 30, 2024 was $164,275 for the Therapeutic DNA Production and Services segment and $266,677 for the DNA Tagging and Security Products and Services segment.

NOTE K – SEGMENT AND GEOGRAPHIC AREA INFORMATION, continued

Reconciliation of segment loss from operations to corporate net loss:

	September 30,
	2025	2024
Loss from operations of reportable segments	$(10,213,781)	$(8,830,469)
General corporate expenses (b)	(5,834,814)	(5,194,296)
Interest income	192,915	176,301
Unrealized gain on change in fair value of warrants classified as a liability	319,630	9,430,000
Unrealized loss on change in fair value of warrants classified as a liability - warrant modification	—	(394,000)
Transaction costs allocated to warrant liabilities	—	(633,198)
Loss on issuance of warrants	—	(1,633,767)
Income tax benefit	684,115	—
Net loss from discontinued operations	(392,731)	—
Other income (expense), net	(106,580)	$(8,877)
Consolidated net loss	$(15,349,246)	$(7,088,306)
(a)	Segment operating loss consists of net sales less cost of sales, specifically identifiable research and development, and selling, general and administrative expenses.
(b)	General corporate expenses consists of Selling, general and administrative expenses that are not specifically identifiable to a segment.

The Company attributes net revenues from external customers according to the geographic location of the customer. Net revenues by geographic location of customers are as follows:

	Year Ended September 30,
	2025	2024
Americas	$1,010,795	$951,896
Europe	105,584	172,369
Asia and other	1,020,556	989,225
Total	$2,136,935	$2,113,490

All long-lived assets are located in the United States.